RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9 – RELATED PARTY TRANSACTIONS

Private Placement

On August 24, 2018, the Company entered into (i) a share purchase agreement with Beachhead Holdings Limited (“Centurium”) and Double Double Holdings Limited (“DD”), which are affiliated with two directors of the Company, Mr. David Hui Li and Mr. Joseph Chow (ii) a share purchase agreement with PWM, the largest shareholder of the Company with a director representative, Ms. Yue’e Zhang (iii) share purchase agreements with two third party investors, for the issuance and sale of
3,050,000, 800,000 and 2,000,000 ordinary shares of
CBP at a per share purchase price of $
100.9
, respectively,
to raise aggregate gross proceeds of approximately $590 million.
The transaction was approved by a special committee formed by the board of directors of the Company, consisting of two independent directors.
On the same date, CBP issued 1,800,000 ordinary shares to Centurium and 2,000,000 ordinary shares to two third party investors, pursuant to their respective share purchase agreements. On September 4, 2018, DD assigned its rights and obligations under the share purchase agreement to Centurium and CBP issued
1,250,000
additional ordinary shares to Centurium thereafter. On September 21, 2018, CBP issued
800,000 ordinary shares to PWM.

Prepayments for Investments in Equity Securities

On November 28, 2018, the Company entered into a share transfer agreement with Smart Step Investments Limited (“Smart Step”), the then largest shareholder of Beijing Taijie Weiye Technology Co., Ltd. (“TJWY Medical”), pursuant to which the Company purchased approximately 11.55% equity interests of TJWY Medical from Smart Step in a cash consideration of $10,812,893. Pursuant to the share transfer agreement, the Company has the right to request Smart Step to redeem full or part of the equity interests in TJWY transferred at the original purchase price plus 6% compound interest rate per annum. Such right can be exercised by the Company within 6 months from the third anniversary of the closing date of the transaction.

The Company paid the 100% cash consideration on December 21, 2018. The transaction was completed on January 23, 2019.

TJWY Medical is a manufacturer of interventional products. The ultimate beneficial owner of Smart Step is the mother of Ms. Yue’e Zhang, a director of the Company.